UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $153,453 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     7579   119600 SH       SOLE                   119600        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100     6080   222800 SH       SOLE                   222800        0        0
BOSTON PROPERTIES INC          COM              101121101    17521   245600 SH       SOLE                   245600        0        0
DIGITAL RLTY TR INC            COM              253868103    17292   299800 SH       SOLE                   299800        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    16339   392386 SH       SOLE                   392386        0        0
HOME PROPERTIES INC            COM              437306103     5873   130300 SH       SOLE                   130300        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    12560   931784 SH       SOLE                   931784        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104    13113   366600 SH       SOLE                   366600        0        0
PUBLIC STORAGE                 COM              74460D109     8562    97400 SH       SOLE                    97400        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    29120   360615 SH       SOLE                   360615        0        0
VORNADO RLTY TR                SH BEN INT       929042109    19414   266132 SH       SOLE                   266132        0        0